Commitments	6 Months Ended
Dec. 31, 2022
Commitments
Commitments

32        Commitments

32.1      Capital commitments

As at 31 December 2022, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £2,090,000 (30 June 2022: £1,185,000; 31 December 2021: £1,437,000) and to other intangible assets amounting to £192,000 (30 June 2022: £1,476,000; 31 December 2021: £472,000). These amounts are not recognized as liabilities.